Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 21, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	ATWOOD OCEANICS INC
Entity Central Index Key	0000008411
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		64,960,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Trading Symbol	atw
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 3,000,000,000